SOFTWARE DEVELOPMENT COSTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
SOFTWARE DEVELOPMENT COSTS [Abstract]
Schedule of Software Development Costs

Software development costs consisted of the following at June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Software Development Costs	$60,000	$60,000
Less: Accumulated amortization	(50,000)	(40,000)
Total	$10,000	$20,000

These software products were developed by a third-party and had passed the preliminary project stage prior to capitalization.

	2019	2018
Software development costs	$60,000	$60,000
Less: Accumulated amortization	(40,000)	(20,000)
	$20,000	$40,000